Derivative Instruments - Impact of Derivative Instruments on Balance Sheet (Detail) - USD ($) $ in Millions		Dec. 31, 2015		Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	[1]	$ 15,800		$ 24,658
Asset derivatives fair value, effect of master netting agreements	[2]	(11,115)	[3]	(18,347)	[4]
Derivative assets after impact of netting arrangements, net assets recognized on the balance sheet		4,685		6,311
Liability derivatives fair value	[1]	15,188		25,017
Liability derivatives fair value, effect of master netting agreements	[2]	(10,869)	[5]	(17,797)	[6]
Derivative liability after impact of netting arrangements, net liabilities recognized on the balance sheet		4,319		7,220
Master netting agreements, cash collateral received		792		1,589
Master netting agreements, cash collateral paid		546		1,039
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	[7]	716		851
Liability derivatives fair value	[7]	392		447
Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional value	[7]	25,768		23,145
Asset derivatives fair value	[7]	497		477
Liability derivatives fair value	[7]	372		385
Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional value	[7]	6,839		7,344
Asset derivatives fair value	[7]	219		374
Liability derivatives fair value	[7]	20		62
Nondesignated
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	[8]	15,084		23,807
Liability derivatives fair value	[8]	14,796		24,570
Nondesignated | Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional value	[8]	519,428		731,628
Asset derivatives fair value	[8]	10,044		17,150
Liability derivatives fair value	[8]	9,962		17,654
Nondesignated | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional value	[8]	576,253		528,401
Asset derivatives fair value	[8]	4,905		6,280
Liability derivatives fair value	[8]	4,682		6,367
Nondesignated | Equity contracts
Derivatives, Fair Value [Line Items]
Notional value	[8]	1,923		10,842
Asset derivatives fair value	[8]	127		377
Liability derivatives fair value	[8]	151		549
Nondesignated | Credit contracts
Derivatives, Fair Value [Line Items]
Notional value	[8]	319		0
Asset derivatives fair value	[8]	8		0
Liability derivatives fair value	[8]	$ 1		$ 0

[1]	Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815.
[2]	Effect of master netting agreements includes cash collateral received and paid of $792 million and $546 million, respectively, at Dec. 31, 2015, and $1,589 million and $1,039 million, respectively, at Dec. 31, 2014.
[3]	Includes the effect of netting agreements and net cash collateral received. The offset related to the over-the-counter derivatives was allocated to the various types of derivatives based on the net positions.
[4]	Includes the effect of netting agreements and net cash collateral received. The offset related to the over-the-counter derivatives was allocated to the various types of derivatives based on the net positions.
[5]	Includes the effect of netting agreements and net cash collateral paid. The offset related to the over-the-counter derivatives was allocated to the various types of derivatives based on the net positions.
[6]	Includes the effect of netting agreements and net cash collateral paid. The offset related to the over-the-counter derivatives was allocated to the various types of derivatives based on the net positions.
[7]	The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the balance sheet.
[8]	The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the balance sheet.